NYSE Euronext

09011620

Paras Madho
Director
Securities Operations

20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyx.com

CERTNYS

Received SEC
MAY 21 2009
Washington

1-32677

January 30, 2009

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ADVANTAGE ENERGY INCOME FUND, Trust Unit Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 30, 2009.

Sincerely,

Paras Madho